Subsidiaries with Significant Interests Held by Non-controlling Shareholders - Summary of Subsidiaries with Significant Interests Held by Non-controlling Stockholders (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gasmig [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	0.43%	0.43%	0.43%
Light SA [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	50.01%
Lightger [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	25.51%
Guanhaes [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	25.51%
Axxion [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	25.51%
Amazonia [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	12.75%
UHE Itaocara [member]
Disclosure of subsidiaries [line items]
Equity interest held by non-controlling partner	25.51%